Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Deferred tax asset	$ 0
Change in valuation allowance	6,371	4,806	5,734
Open tax year	2007
Federal [Member]
Income Taxes [Line Items]
Net operating loss tax carryforwards	50,870
Net operating loss tax carryforwards, expiration	Dec. 31, 2027
Federal [Member] | Employee Stock Option [Member]
Income Taxes [Line Items]
Deferred tax asset	809
Federal [Member] | Research and Development [Member]
Income Taxes [Line Items]
Net operating loss tax carryforwards	383
State [Member]
Income Taxes [Line Items]
Net operating loss tax carryforwards	42,569
Net operating loss tax carryforwards, expiration	Dec. 31, 2017
State [Member] | Employee Stock Option [Member]
Income Taxes [Line Items]
Deferred tax asset	501
State [Member] | Research and Development [Member]
Income Taxes [Line Items]
Net operating loss tax carryforwards	$ 189